Restructuring - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,600	$ 5,400	$ 6,500	$ 10,000
Termination benefit related to headcount reductions	$ 45	$ 1,389	18	469
Computer software and web development [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization				3,400
Digital Content Assets [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization				2,700
Accrued Expense [Member]
Restructuring Cost and Reserve [Line Items]
Termination benefit related to headcount reductions			$ 0	$ 500